Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.850% Senior Notes due 2036
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 598,620,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 82,669.43
Offering Note	The registration fee is calculated in accordance with Rule 456(b) Rule 457(r) under the Securities Act of 1933, as amended. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the registrant's registration statement on Form S-3ASR filed with the U.S. Securities and Exchange Commission on February 19, 2026 (File No. 333-293583).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Senior Notes due 2046
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,790,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,744.80
Offering Note	See footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.800% Senior Notes due 2056
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,775,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,018.93
Offering Note	See footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.950% Senior Notes due 2066
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,755,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 69,016.17
Offering Note	See footnote 1.